Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of basic and diluted net loss per share
Three months ended March 31, 2023
Net income (loss)	$(574,461)
Basic weighted-average shares outstanding	6,124,245
Dilutive effect of share-based awards	—
Diluted weighted-average shares outstanding	6,124,245
Basic income per share	(0.09)
Diluted income per share	(0.09)

	For the Years Ended December 31,
	2022		2021
	Redeemable common stock	Non-redeemable common stock	Redeemable common stock	Non-redeemable common stock
Basic and diluted net loss per share:
Numerator:
Allocation of net loss	$(2,932,707)	$(765,437)	$(292,326)	$(182,259)

Denominator:
Weighted-average shares outstanding including common stock subject to redemption	17,250,000	4,502,250	6,462,329	4,029,134
Basic and diluted net loss per share	$(0.17)	$(0.17)	$(0.05)	$(0.05)

Schedule of net income per diluted
Three months ended, March 31, 2023
Public warrants	12,937,479
Private placement warrants	2,475,000
Earnout Shares	3,234,375
Convertible debt	40,963
Total antidilutive instruments	18,687,817